CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Conversion of principal amount	Conversion of accrued interest	Common Stock 0.001 Par Value	Common Stock 0.001 Par Value Conversion of principal amount	Common Stock 0.001 Par Value Conversion of accrued interest	Additional Paid-in Capital	Additional Paid-in Capital Conversion of principal amount	Additional Paid-in Capital Conversion of accrued interest	Common Stock Subscription	Shareholder Receivable	Accumulated Deficit	Noncontrolling Interest
Balance, beginning balance at Dec. 31, 2009	$ 2,299,930			$ 46,516			$ 10,058,287					$ (8,192,957)	$ 388,084
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of common stock, net of costs	1,211,249			1,863			1,209,386
Issuance of restricted stock	49,895			77			49,871			(53)
Note receivable from shareholder	(345,000)										(345,000)
Exercise of warrants	142,500			475			142,025
Stock based compensation expense	197,086						192,947						4,139
Net loss	(563,981)											(355,308)	(208,673)
Balance, ending balance at Dec. 31, 2010	2,991,679			48,931			11,652,516			(53)	(345,000)	(8,548,265)	183,550
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchase of subsidiary common stock							(261,174)						261,174
Sale of common stock, net of costs	3,610,993			4,717			3,606,276
Conversion of related party convertible notes to common stock			72,959			146			72,813
Issuance of restricted stock	253			200						53
Issuance of subsidiary restricted stock	200												200
Purchase of stock options	(12,500)						(12,500)
Stock based compensation expense	444,374						428,844						15,530
Net loss	(1,884,794)											(1,574,501)	(310,293)
Balance, ending balance at Dec. 31, 2011	5,223,164			53,994			15,486,775				(345,000)	(10,122,766)	150,161
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of subsidiary common stock	500,000						289,606						210,394
Purchase of subsidiary common stock							(174,958)						174,958
Sale of common stock, net of costs	680,000			850			679,150
Conversion of related party convertible notes to common stock		100,000	6,100		333	8		99,667	6,092
Settlement receivable from shareholder (Note 10)	105,000			(400)			(239,600)				345,000
Purchase of restricted stock	(337)			(337)
Stock based compensation expense	195,545						173,253						22,292
Net loss	(2,026,437)											(1,636,957)	(389,480)
Balance, ending balance at Dec. 31, 2012	4,783,035			54,448			16,319,985					(11,759,723)	168,325
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Forfeiture of restricted stock grant	(350)			(150)									(200)
Stock based compensation expense	(38,179)						(22,057)						(16,122)
Net loss	(2,163,846)											(1,950,873)	(212,973)
Balance, ending balance at Jun. 30, 2013	$ 2,580,660			$ 54,298			$ 16,297,928					$ (13,710,596)	$ (60,970)